Equity Investments in Unconsolidated Subsidiaries - Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended				3 Months Ended		6 Months Ended			6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		6 Months Ended				1 Months Ended	3 Months Ended		6 Months Ended				0 Months Ended	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 LSC Entities	Dec. 31, 2013 LSC Entities	Jun. 30, 2014 800 Superior, LLC	Jun. 30, 2014 East Ninth & Superior, LLC	Jun. 30, 2014 Eight Hundred Superior NMTC investment Fund II	Jun. 30, 2014 American Tax Credit Georgia Fund III, LLC	Jun. 30, 2013 American Tax Credit Georgia Fund III, LLC	Jun. 30, 2014 American Tax Credit Georgia Fund III, LLC	Jun. 30, 2013 American Tax Credit Georgia Fund III, LLC	Dec. 31, 2013 American Tax Credit Georgia Fund III, LLC	Jun. 30, 2014 Minimum LSC Entities	Jun. 30, 2014 Maximum LSC Entities	Jun. 30, 2014 800 Superior, LLC	Jun. 30, 2013 800 Superior, LLC	Jun. 30, 2014 800 Superior, LLC	Jun. 30, 2013 800 Superior, LLC	Dec. 31, 2012 800 Superior, LLC sqft	Jun. 30, 2014 AmTrust Financial Services, Inc. LSC Entities	Mar. 28, 2013 AmTrust Financial Services, Inc. AMTCH	Aug. 31, 2011 800 Superior, LLC Building	Jun. 30, 2014 Unrelated Third Parties American Tax Credit Georgia Fund III, LLC	Jun. 30, 2014 VIE, Not primary beneficiary LSC Entities	Jun. 30, 2013 VIE, Not primary beneficiary LSC Entities	Jun. 30, 2014 VIE, Not primary beneficiary LSC Entities	Jun. 30, 2013 VIE, Not primary beneficiary LSC Entities	Dec. 31, 2013 VIE, Not primary beneficiary LSC Entities	Dec. 31, 2012 VIE, Not primary beneficiary LSC Entities	Jul. 31, 2010 VIE, Not primary beneficiary Tiger	Jun. 30, 2014 VIE, Not primary beneficiary Tiger	Jun. 30, 2013 VIE, Not primary beneficiary Tiger	Jun. 30, 2014 VIE, Not primary beneficiary Tiger	Jun. 30, 2013 VIE, Not primary beneficiary Tiger	Dec. 31, 2013 VIE, Not primary beneficiary Tiger	Dec. 31, 2012 VIE, Not primary beneficiary Tiger	Mar. 28, 2013 VIE, Not primary beneficiary AMTCH	Jun. 30, 2014 VIE, Not primary beneficiary AMTCH	Jun. 30, 2013 VIE, Not primary beneficiary AMTCH	Jun. 30, 2014 VIE, Not primary beneficiary AMTCH	Jun. 30, 2013 VIE, Not primary beneficiary AMTCH	Dec. 31, 2013 VIE, Not primary beneficiary AMTCH	Dec. 31, 2012 VIE, Not primary beneficiary AMTCH	Jun. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Dec. 31, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Dec. 31, 2012 VIE, Not primary beneficiary 800 Superior, LLC	Jun. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Jun. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Jun. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Dec. 31, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Dec. 31, 2012 VIE, Not primary beneficiary East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Contribution amount to acquire equity investment																													$ 10,887	$ 6,190			$ 11,000			$ 6,878	$ 5,890			$ 12,136			$ 3,428	$ 0					$ 14	$ 750					$ 0	$ 0
Equity interest percentage acquired						50.00%		50.00%	50.00%	24.50%	34.74%		34.74%										50.00%	50.00%		65.26%								50.00%		50.00%				50.00%
Equity investment in unconsolidated subsidiaries	142,473		142,473		133,193						1		1		135												135,938	94,296	135,938	94,296	126,186	66,484		75,410	66,162	75,410	66,162	73,186	58,273	22,411	33,150	21,566	33,150	21,566	32,966	0	2,484	3,211	2,484	3,211	2,863	2,671	4,050	4,213	4,050	4,213	4,009	4,066
Difference between equity interest and consideration paid																																								10,275
Effective Discount Rate (EDR)						7.50%
Effective discount rate						14.10%	14.20%									12.50%	17.50%
Additional required capital to keep life settlement policies in-force	50.00%		50.00%
Cost of building																									7,500
Area of office lease space																						134,000
Term of lease																						15 years
Rent expense																		561	535	1,122	1,071
Equity in earnings (losses) of unconsolidated subsidiaries	$ (2,610)	$ 487	$ (1,487)	$ (324)							$ (65)	$ (65)	$ (131)	$ (131)													$ (2,535)	$ (3)	$ (1,135)	$ (789)				$ (1,609)	$ 729	$ (4,654)	$ 1,999				$ (1,181)	$ (845)	$ (3,244)	$ (845)			$ (87)	$ (165)	$ (393)	$ (210)			$ 12	$ 126	$ 41	$ 147